SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising Costs and Operating Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Advertising costs	$ 0.1	$ 0.1	$ 0.1
Maximum
Initial operating lease terms	5 years
Operating leases expiration year	2023
Minimum
Operating leases expiration year	2019